Commitments and Contingencies	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies
Commitments and Contingencies

Note 12 - Commitments and Contingencies

Contingencies

On March 23, 2021, Mr. Hengwei Chen filed a lawsuit against Shangchi Automobile and the Group for a debt dispute of approximately $1.6 million (RMB11.35 million). Mr. Chen was the former general manager of Shangchi Automobile before the Group acquired Shangchi Automobile in 2017. On December 15, 2021, the Court ordered Shangchi Automobile to pay Mr. Hengwei Chen approximately $1.2 million (RMB8.95 million). The Group filed an appeal on January 4, 2022, but the Court made the final judgement to maintain the original ruling on June 29, 2022. The Group recorded the disputed amount and further accrued interest of $0.8 million (RMB5.6 million) in the accrued liabilities based on the best estimate of the management as of June 30, 2024. Restricted cash of $28,979 was judicially frozen as of June 30, 2024. As of the date of this filing, the Group has paid $22,548 (RMB163,862).